Prepaid expenses (Current) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid expenses (Current)
Prepaid inventory	$ 22,460	$ 11,667	$ 10,786
Prepaid research and development expenses	71,201	44,905	39,684
Prepaid advertising expenses	19,933	13,479	2,006
Prepaid software	6,240	4,309	2,272
Other prepaid expenses	14,238	1,662	4,198
Total prepaid expenses	$ 134,072	$ 76,022	$ 58,946